Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments	CONTINGENCIES AND COMMITMENTS
We are involved in various ongoing proceedings, legal actions and claims arising in the normal course of business, including proceedings related to product, labor, tax, intellectual property and other matters, the most significant of which are more fully described below. The outcomes of these matters will generally not be known for prolonged periods of time. In certain of the legal proceedings the claimants seek damages as well as other
compensatory and equitable relief that could result in the
payment of significant claims and settlements and/or the
imposition of injunctions or other equitable relief. For legal matters for which management had sufficient information to
reasonably estimate our future obligations, a liability representing management's best estimate of the probable loss, or the
minimum of the range of probable losses when a best estimate within the range is not known, is recorded. The estimates are based on consultation with legal counsel, previous settlement experience and settlement strategies. If actual outcomes are less favorable than those estimated by management, additional
expense may be incurred, which could unfavorably affect future operating results. We are self-insured for certain claims and expenses. The ultimate cost to us with respect to product liability claims could be materially different than the amount of the current estimates and accruals and could have a material adverse effect on our financial position, results of operations and cash flows.
Previously we were contacted by the United States Securities and Exchange Commission (SEC), United States Department of
Justice (DOJ) and certain other regulatory authorities regarding whether certain business activities in certain foreign countries violated provisions of the FCPA and analogous local laws. We have completed our investigation into these matters. During 2025 we were informed by the SEC and DOJ that each agency had
closed its inquiry. We are currently responding to inquiries by certain foreign authorities arising in the normal course of
business. We do not expect these matters to have a material
effect, if any, on our financial statements.
We have conducted voluntary recalls of certain products,
including our Rejuvenate and ABG II Modular-Neck hip stems
and certain lot-specific sizes and offsets of LFIT Anatomic CoCr
V40 Femoral Heads. Additionally, we are responsible for certain product liability claims, primarily related to certain hip products sold by Wright prior to its 2014 divestiture of the OrthoRecon business.
We have incurred, and expect to incur in the future, costs
associated with the defense and settlement of claims and
lawsuits. Based on the information that has been received related to the matters discussed above, our accrual for these matters was $144 at December 31, 2025, representing our best estimate of probable loss. The final outcomes of these matters are
dependent on many factors that are difficult to predict.
Accordingly the ultimate cost related to these matters may be materially different than the amount of our current estimate and accruals and could have a material adverse effect on our results of operations and cash flows.
Leases
We lease various manufacturing, warehousing and distribution facilities, administrative and sales offices as well as equipment under operating leases. We evaluate our contracts to identify leases, which is generally if there is an identified asset and we have the right to direct the use of and obtain substantially all of the economic benefit from the use of the identified asset. Certain of our lease agreements contain rent escalation clauses
(including index-based escalations), rent holidays, capital
improvement funding or other lease incentives. We recognize our minimum rental expense on a straight-line basis over the term of the lease beginning with the date of initial control of the asset.
Right-of-use assets are recorded in other noncurrent assets on our Consolidated Balance Sheets. Current and noncurrent lease liabilities are recorded in accrued expenses and other liabilities and other noncurrent liabilities, respectively.
We have made certain significant assumptions and judgments
when recording leases. For all asset classes, we do not
recognize a right-of-use asset and lease liability for short-term leases. We also do not separate non-lease components from
lease components to which they relate and account for the
combined lease and non-lease components as a single lease
component. The determination of the discount rate used in a
lease is our incremental borrowing rate which is based on what we would normally pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments.

	2025	2024
Right-of-use assets	$519	$516
Lease liabilities, current	$153	$144
Lease liabilities, noncurrent	$348	$379

Other information:
Weighted-average remaining lease term (years)	5.0	5.1
Weighted-average discount rate	3.77%	3.87%
Operating lease expense totaled $205, $190 and $172 in 2025,
2024 and 2023.
Future Obligations
We lease various manufacturing, warehousing and distribution facilities, administrative and sales offices as well as equipment under operating leases. Refer to Note 10 for more information on the debt obligations.

	2026	2027	2028	2029	2030	Thereafter
Debt repayments	$1,000	$1,382	$2,606	$1,691	$2,565	$6,729
Minimum lease payments	$164	$125	$87	$55	$38	$55
Other Contractual Obligations and Commitments
We participate in a supplier financing program that enables our suppliers, at their sole discretion, to sell their Stryker receivables to a financial institution on a non-recourse basis in order to be paid earlier than our payment terms provide. Under this program, we agree to pay participating banks the stated amount of
confirmed invoices from its designated suppliers on the original maturity dates of the invoices, generally within 90 days of the invoice date. We or the banks may agree to terminate the
agreements with advance notice. Separately, the banks may
have arrangements with the suppliers that provide them the
option to request early payment from the bank for invoices
confirmed by us. Our outstanding balances of confirmed invoices in the programs were $75 and $71 on December 31, 2025 and
2024 and are included within accounts payable on our
Consolidated Balance Sheets.

	2025	2024
Beginning confirmed obligations	$71	$51
Additions	420	392
Settlements	(416)	(372)
Ending confirmed obligations	$75	$71